Accounts and Other Receivables	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Accounts and Other Receivables
Accounts and Other Receivables

5. Accounts and Other Receivables

Accounts receivable as of May 31, 2025 and August 31, 2024 consist of the following:

	May 31, 2025	August 31, 2024
Territory license fees	$174,000	$84,000
Sales tax	184,129	70,477
Long term receivable	64,014	63,575
Total Receivables	$422,143	$218,052

5. Accounts and Other Receivables

Accounts receivable at August 31, 2024 and August 31, 2023 consist of the following:

	August 31,	August 31,
	2024	2023
Territory license fees	$84,000	$24,635
Sales tax	70,477	102,051
Long term receivable	63,575	48,559
Total Receivables	$218,052	$175,245